PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Target
In-Retirement Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 41.4%
81,008  iShares Core S&P Mid-
Cap ETF
$ 5,278,481
2.0
367,133  iShares Core U.S.
Aggregate Bond ETF
36,515,048
13.9
973,542  Schwab U.S. TIPS
ETF
26,217,486
10.0
436,193  SPDR Portfolio High
Yield Bond ETF
10,398,841
4.0
248,274  Vanguard FTSE
Developed Markets
ETF
14,576,167
5.5
76,450  Vanguard FTSE
Emerging Markets ETF
3,939,469
1.5
141,682  Vanguard Long-Term
Treasury ETF
7,847,766
3.0
78,713  Vanguard Total
International Bond ETF
3,881,338
1.5
Total Exchange-Traded
Funds
(Cost $105,853,557)
108,654,596
41.4
MUTUAL FUNDS : 58.4%
Affiliated Investment Companies : 37.0%
7,454,312  Voya Intermediate
Bond Fund - Class R6
65,672,487
25.0
644,014  Voya Multi-Manager
International Equity
Fund - Class I
7,895,618
3.0
2,212,611  Voya Short Duration
Bond Fund - Class R6
20,842,798
8.0
207,690  Voya VACS Series
EME Fund
2,635,592
1.0
97,046,495
37.0
Unaffiliated Investment Companies : 21.4%
250,511  Fidelity 500 Index
Fund
56,304,873
21.4
Total Mutual Funds
(Cost $147,247,768)
153,351,368
58.4
Total Long-Term
Investments
(Cost $253,101,325)
262,005,964
99.8
Total Investments in
Securities
(Cost $253,101,325) $ 262,005,964 99.8
Assets in Excess of
Other Liabilities 610,196 0.2
Net Assets $ 262,616,160 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Target
In-Retirement Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 108,654,596 $ — $ — $ 108,654,596
Mutual Funds 153,351,368 — — 153,351,368
Total Investments, at fair value $ 262,005,964 $ — $ — $ 262,005,964
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 25,553,633 $ 42,780,828 $ (3,105,132) $ 443,158 $ 65,672,487 $ 459,973 $ (42,623) $ —
Voya Multi-Manager International
Equity Fund - Class I
3,103,906 4,787,931 (548,975) 552,756 7,895,618 — 44,471 —
Voya Short Duration Bond Fund -
Class R6
8,310,999 13,071,559 (636,777) 97,017 20,842,798 153,918 (3,768) —
Voya VACS Series EME Fund
1,027,909 1,568,260 (213,623) 253,046 2,635,592 — 7,603 —
$ 37,996,447 $ 62,208,578 $ (4,504,507) $ 1,345,977 $ 97,046,495 $ 613,891 $ 5,683 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 9,385,952
Gross Unrealized Depreciation (481,313)
Net Unrealized Appreciation $ 8,904,639